9 CAPITAL STOCK: Schedule of Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Details
Warrants outstanding, Number of common shares issuable | shares	6,188,688
Warrants outstanding, Exercise Price | $	$ 0.13
Warrants outstanding, Expiry Date	Mar. 01, 2018